Transactions with related parties	12 Months Ended
Dec. 31, 2021
Transactions with related parties
Transactions with related parties

36 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions mainly regarding:

a)	Purchase/supply of goods and services and the provision of financing to joint ventures, associates and non-consolidated subsidiaries;
b)	Purchase/supply of goods and services to entities controlled by the Italian Government;
c)

Purchase/supply of goods and services to companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because they fall below the materiality threshold provided for by the procedure;

d)

contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation, established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation, established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge enrichment in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Transactions and balances with related parties

(€ million)
	December 31, 2021			2021
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	13	57	—	—	189	—
Angola LNG Ltd	—	—	—	—	73	—
Angola LNG Supply Services Llc	—	—	179	—	—	—
Coral FLNG SA	17	—	1,260	43	—	—
Saipem Group	4	134	9	28	174	—
Karachaganak Petroleum Operating BV	24	213	—	—	989	—
Mellitah Oil & Gas BV	65	290	—	3	263	—
Petrobel Belayim Petroleum Co	24	391	—	2	651	—
Société Centrale Electrique du Congo SA	50	—	—	66	—	—
Societa' Oleodotti Meridionali SpA	6	396	—	18	12	—
Vår Energi AS	62	526	495	104	2,224	(409)
Other (*)	137	53	2	95	234	—
	402	2,060	1,945	359	4,809	(409)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	179	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	124	1	1	13	—	—
Other	10	5	11	8	10	—
	134	6	190	21	10	—
	536	2,066	2,135	380	4,819	(409)
Entities controlled by the Government
Enel Group	583	461	—	41	417	373
Italgas Group	1	49	—	3	560	—
Snam Group	160	152	—	159	1,013	1
Terna Group	51	85	—	203	309	4
GSE - Gestore Servizi Energetici	311	125	—	2,216	1,238	766
Other (*)	10	33	—	20	60	—
	1,116	905	—	2,642	3,597	1,144
Other related parties	—	2	—	—	33	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	170	79	—	30	222	—
	1,822	3,052	2,135	3,052	8,671	735
(*)	Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	6	52	—	—	201	—
Angola LNG Supply Services Llc	—	—	165	—	—	—
Coral FLNG SA	6	—	1,079	49		—
Gas Distribution Company of Thessaloniki - Thessaly SA	—	13	—	—	52	—
Saipem Group	87	254	509	18	350	—
Karachaganak Petroleum Operating BV	25	141	—	—	816	—
Mellitah Oil & Gas BV	54	250	—	2	156	—
Petrobel Belayim Petroleum Co	65	467	—	—	556	—
Societa Oleodotti Meridionali SpA	3	399	—	20	15	—
Société Centrale Electrique du Congo SA	48	—	—	57	—	—
Unión Fenosa Gas SA	11	4	57	9	—	(3)
Vår Energi AS	39	190	456	85	1,126	(118)
Other (*)	72	24	1	66	167
	416	1,794	2,267	306	3,439	(121)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	165	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	112	1	1	11	—	—
Other	5	23	10	4	9	—
	117	24	176	15	9	—
	533	1,818	2,443	321	3,448	(121)
Entities controlled by the Government
Enel Group	104	165	—	51	551	86
Italgas Group	1	177	—	3	714	—
Snam Group	189	211	—	45	1,012	—
Terna Group	46	62	—	152	225	8
GSE - Gestore Servizi Energetici	52	37	—	586	309	40
Other (*)	8	49	—	20	63	—
	400	701	—	857	2,874	134
Other related parties	1	4	—	2	53	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	87	52	—	19	262	—
	1,021	2,575	2,443	1,199	6,637	13

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2019			2019
	Receivables	Payables
	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71	—	—	229	—
Angola LNG Supply Services Llc	—	—	181	—	—	—
Coral FLNG SA	15	—	1,168	71	—	—
Gas Distribution Company of Thessaloniki - Thessaly SA	—	13	—	—	53	—
Saipem Group	75	227	510	27	503	—
Karachaganak Petroleum Operating BV	33	198	—	1	1,134	—
Mellitah Oil & Gas BV	57	171	—	3	365	—
Petrobel Belayim Petroleum Co	50	1,130	—	7	1,590	—
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other(*)	106	29	1	112	87	—
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd	—	—	180	—	—	—
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14	—	—
Other	5	25	14	6	18	—
	106	26	197	20	18	—
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284	—	105	602	(8)
Italgas Group	3	154	—	1	677	—
Snam Group	278	229	—	71	1,208	—
Terna Group	40	45	—	171	223	17
GSE - Gestore Servizi Energetici	26	24	—	549	468	11
Other	10	19	—	12	35	—
	542	755	—	909	3,213	20
Other related parties	2	3	—	5	37	—
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74	—	33	457	—
	1,104	2,841	2,596	1,252	9,173	19

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

● Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach - Agip «GSA», Organe Conjoint des Opérations «OC SH/FCP» and, only for Karachaganak Petroleum Operating BV, purchase of crude oil by Eni Trade & Biofuels SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;

● purchase of LNG from Angola LNG Ltd;

● a guarantee issued on behalf of Angola LNG Supply Services Llc to cover the commitments relating to the payment of the regasification fee;

● supply of upstream specialist services and a guarantee issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant (for more information see note 28 - Guarantees, commitments and risks);

● engineering, construction and drilling services by Saipem Group mainly for the Exploration & Production segment;

● the sale of gas to Société Centrale Electrique du Congo SA;

● advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery;

● guarantees issued in compliance with contractual agreements in the interest of Vår Energi AS, the supply of upstream specialist services, the purchase of crude oil, condensates and gas and the realized part of the forward contracts for the purchase of gas;

● a guarantee issued in relation to the construction of an oil pipeline on behalf of Eni BTC Ltd; and

● services for environmental restoration to Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

● sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;

● acquisition of natural gas transportation, distribution and storage services with Snam Group and Italgas Group on the basis of the tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale with Snam Group of natural gas for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities;

● acquisition of domestic electricity transmission service and sale and purchase of electricity for granting the system balancing based on prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with Terna Group;

● sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments, sale of oil products and storage capacity with GSE - Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/12; the contribution to cover the charges deriving from the performance of OCSIT functions and activities and the contribution paid to GSE for the use of biomethane and other advanced biofuels in the transport sector.

Transactions with other related parties concerned:

● provisions to pension funds managed by Eni of €25 million;

● contributions and service provisions to Eni Enrico Mattei Foundation for €5 million and to Eni Foundation for €3 million.

Financing transactions and balances with related parties

(€ million)
	December 31, 2021			2021

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Cardón IV SA	199	2	—	37	—
Coral FLNG SA	383	—	—	4	1
Coral South FLNG DMCC	—	—	1,413	2	—
Mozambique Rovuma Venture SpA	1,008	72	—	—	—
Other (*)	70	43	—	35	43
	1,660	117	1,413	78	44
Unconsolidated entities controlled by Eni
Other	38	34	—	1	1
	38	34	—	1	1
Entities controlled by the Government
Enel Group	—	109	—	—	—
Other	2	17	—	—	1
	2	126	—	—	1
	1,700	277	1,413	79	46

(*)Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2020			2020

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd	—	—	228	—	—
Cardón IV SA	383	—	—	57	—
Coral FLNG SA	288	—	—	22	1
Coral South FLNG DMCC	—	—	1,304	—	—
Saipem Group	2	167	—	—	6
Société Centrale Electrique du Congo SA	83	—	—	7	—
Other	15	12	1	27	18
	771	179	1,533	113	25

Unconsolidated entities controlled by Eni
Other	36	28	—	1	—
	36	28	—	1	—
Entities controlled by the Government
Other	—	11	—	—	1
	—	11	—	—	1
	807	218	1,533	114	26

(€ million)
	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd	—	—	249	—	—
Cardón IV SA	563	5	—	77	—
Coral FLNG SA	253	—	—	—	2
Coral South FLNG DMCC	—	—	1,425	—	—
Société Centrale Electrique du Congo SA	85	—	—	—	20
Other	18	14	2	18	14
	919	19	1,676	95	36
Unconsolidated entities controlled by Eni
Other	48	28	—	1	—
	48	28	—	1	—
Entities controlled by the Government
Other	4	12	—	—	—
	4	12	—	—	—
	971	59	1,676	96	36

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

● the financing loan granted to Cardón IV SA for the exploration and development activities of a gas field in Venezuela;

● the financing loan granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in Area 4 offshore Mozambique;

● a bank debt guarantee issued on behalf of Coral South FLNG DMCC as part of the project financing of the Coral FLNG development project (for more information see note 28 – Guarantees, commitments and risks);

● the loan granted to Mozambique Rovuma Venture SpA for the development of gas reserves offshore Mozambique.

The most significant transactions with entities controlled by the Italian Government concerned:

● financial debts towards Enel group for margins on derivative contracts.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2021			December 31, 2020
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	4,308	55	1.28	254	41	16.14
Trade and other receivables	18,850	1,301	6.90	10,926	802	7.34
Other current assets	13,634	492	3.61	2,686	145	5.40
Other non-current financial assets	1,885	1,645	87.27	1,008	766	75.99
Other non-current assets	1,029	29	2.82	1,253	74	5.91
Short-term debt	2,299	233	10.13	2,882	52	1.80
Current portion of long-term debt	1,781	21	1.18	1,909	—	—
Current portion of non-current lease liabilities	948	17	1.79	849	54	6.36
Trade and other payables	21,720	2,298	10.58	12,936	2,100	16.23
Other current liabilities	15,756	339	2.15	4,872	452	9.28
Long-term debt	23,714	5	0.02	21,895	—	—
Non-current lease liabilities	4,389	1	0.02	4,169	112	2.69
Other non-current liabilities	2,246	415	18.48	1,877	23	1.23

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2021			2020			2019
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	76,575	3,000	3.92	43,987	1,164	2.65	69,881	1,248	1.79
Other income and revenues	1,196	52	4.35	960	35	3.65	1,160	4	0.34
Purchases, services and other	(55,549)	(8,644)	15.56	(33,551)	(6,595)	19.66	(50,874)	(9,173)	18.03
Net (impairment losses) reversals of trade and other receivables	(279)	(6)	2.15	(226)	(6)	2.65	(432)	28	—
Payroll and related costs	(2,888)	(21)	0.73	(2,863)	(36)	1.26	(2,996)	(28)	0.93
Other operating income (expense)	903	735	81.40	(766)	13	—	287	19	6.62
Finance income	3,723	79	2.12	3,531	114	3.23	3,087	96	3.11
Finance expense	(4,216)	(46)	1.09	(4,958)	(26)	0.52	(4,079)	(36)	0.88

Main cash flows with related parties are provided below:

(€ million)	2021	2020	2019
Revenues and other income	3,052	1,199	1,252
Costs and other expenses	(7,814)	(5,789)	(6,869)
Other operating (expense) income	735	13	19
Net change in trade and other receivables and payables	(342)	(136)	(839)
Net interests	38	73	81
Net cash provided from operating activities	(4,331)	(4,640)	(6,356)
Capital expenditure in tangible and intangible assets	(851)	(842)	(2,332)
Net change in accounts payable and receivable in relation to investments	(20)	(370)	(339)
Change in financial receivables	(105)	(160)	(241)
Net cash used in investing activities	(976)	(1,372)	(2,912)
Change in financial and lease liabilities	(13)	164	(817)
Net cash used in financing activities	(13)	164	(817)
Total financial flows to related parties	(5,320)	(5,848)	(10,085)

The impact of cash flows with related parties consisted of the following:

	2021			2020			2019
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided from operating activities	12,861	(4,331)	—	4,822	(4,640)	—	12,392	(6,356)	—
Net cash used in investing activities	(12,022)	(976)	8.12	(4,587)	(1,372)	29.91	(11,413)	(2,912)	25.51
Net cash used in financing activities	(2,039)	(13)	0.64	3,253	164	5.04	(5,841)	(817)	13.99